Share Capital and Warrants - Treasury Shares (Details) - Treasury Shares shares in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2024 CAD ($) shares
Number of Common Shares
Outstanding, beginning of year (in shares) | shares	0
Market Purchase (in shares) | shares	2,000
Outstanding, end of year (in shares) | shares	2,000
Amount
Outstanding, Beginning of Year | $	$ 0
Purchase of Common Shares Under Employee Benefit Plan | $	43
Outstanding, End of Year | $	$ 43